ANNUAL REPORT
DECEMBER 31, 1998



















                           THE TRAVELERS SEPARATE ACCOUNT TM II
                           FOR VARIABLE ANNUITIES












[TRAVELERS LIFE & ANNUITY LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998




Assets:
     Investments in eligible funds at market value:
          Delaware Group Premium Fund, Inc, 320,452 shares (cost $3,574,145) ..................    $  3,781,432
          Dreyfus Variable Investment Fund, 366,470 shares (cost $15,441,599) .................      16,648,209
          OCC Accumulation Trust, 146,974 shares (cost $5,325,426) ............................       5,687,883
          Salomon Brothers Variable Series Funds Inc, 326,421 shares (cost $3,218,097) ........       3,593,895
          Strong Variable Insurance Funds, Inc, 277,860 shares (cost $2,478,598) ..............       2,800,825
          Templeton Variable Products Series Fund, 649,855 shares (cost $6,857,560) ...........       7,307,854
          The Montgomery Funds III, 93,497 shares (cost $1,320,776) ...........................       1,438,923
          The Travelers Series Trust, 2,706,128 shares (cost $30,925,953) .....................      32,871,057
          Travelers Series Fund Inc, 26,788,183 shares (cost $61,324,667) .....................      64,171,281
          Warburg Pincus Trust, 108,010 shares (cost $860,830) ................................         884,601
                                                                                                   ------------

               Total Investments (cost $131,327,651) ..........................................                    $139,185,960

     Receivables:
          Dividends ...........................................................................                         510,532
          Purchase payments and transfers from other Travelers accounts .......................                       4,207,224
     Other assets .............................................................................                           1,296
                                                                                                                   ------------

               Total Assets ...................................................................                     143,905,012
                                                                                                                   ------------


LIABILITIES:
     Payables:
          Contract surrenders and transfers to other Travelers accounts .......................                         932,801
          Insurance charges ...................................................................                          47,497
          Administrative fees .................................................................                           4,428
                                                                                                                   ------------

               Total Liabilities ..............................................................                         984,726
                                                                                                                   ------------

NET ASSETS: ...................................................................................                    $142,920,286
                                                                                                                   ============







                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
  FOR THE PERIOD JULY 28, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998





INVESTMENT INCOME:
     Dividends .......................................................                    $    980,054

EXPENSES:
     Insurance charges ...............................................    $    407,165
     Administrative fees .............................................          38,076
                                                                          ------------

          Total expenses .............................................                         445,241
                                                                                          ------------

               Net investment income .................................                         534,813
                                                                                          ------------

REALIZED GAIN (LOSS) AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Realized gain (loss) from investment transactions:
          Proceeds from investments sold .............................     389,499,288
          Cost of investments sold ...................................     386,517,468
                                                                          ------------

               Net realized gain (loss) ..............................                       2,981,820

     Unrealized gain (loss) on investments:
          Unrealized gain at December 31, 1998 .......................                       7,858,309
                                                                                          ------------

               Net realized gain (loss) and unrealized gain (loss) ...                      10,840,129
                                                                                          ------------

     Net increase in net assets resulting from operations ............                    $ 11,374,942
                                                                                          ============







                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
  FOR THE PERIOD JULY 28, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998






OPERATIONS:
     Net investment income ...........................................    $     534,813
     Net realized gain (loss) from investment transactions ...........        2,981,820
     Unrealized gain (loss) on investments ...........................        7,858,309
                                                                          -------------

          Net increase in net assets resulting from operations .......       11,374,942
                                                                          -------------

UNIT TRANSACTIONS:
     Participant purchase payments
          (applicable to 138,305,866 units) ..........................      132,280,431
     Participant transfers from other Travelers accounts
          (applicable to 430,013,960 units) ..........................      405,411,741
     Administrative charges
          (applicable to 119 units) ..................................             (111)
     Contract surrenders
          (applicable to 672,124 units) ..............................         (670,504)
     Participant transfers to other Travelers accounts
          (applicable to 427,375,544 units) ..........................     (405,476,213)
                                                                          -------------

     Net increase in net assets resulting from unit transactions .....      131,545,344
                                                                          -------------

          Net increase in net assets .................................      142,920,286

NET ASSETS:
     Beginning of period .............................................             --
                                                                          -------------

     End of period ...................................................    $ 142,920,286
                                                                          =============





                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), which is a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable annuity contracts issued by Travelers Life. Separate Account TM II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

Participant purchase payments applied to Separate Account TM II are invested in one or more eligible funds in accordance with the selection made by the contract owner. As of December 31, 1998, the eligible funds available under Separate Account TM II were: U.S. Government Securities Portfolio, Lazard International Stock Portfolio, Large Cap Portfolio, Disciplined Mid Cap Stock Portfolio, Disciplined Small Cap Stock Portfolio, MFS Research Portfolio, Strategic Stock Portfolio, Jurika & Voyles Core Equity Portfolio and NWQ Large Cap Portfolio of The Travelers Series Trust; Smith Barney High Income Portfolio, Smith Barney Money Market Portfolio, Smith Barney Large Capitalization Growth Portfolio, AIM Capital Appreciation Portfolio and TBC Managed Income Portfolio of Travelers Series Fund Inc. and Salomon Brothers Variable Investors Fund of Salomon Brothers Variable Series Funds Inc. (all of which are managed by affiliates of The Travelers); Franklin Small Cap Investments Fund (Class 2 shares), Templeton Developing Markets Fund (Class 2 shares) and Templeton International Fund (Class 2 shares) of Templeton Variable Products Series Fund; Small Cap Portfolio and Capital Appreciation Portfolio of Dreyfus Variable Investment Fund; REIT Series and Small Cap Value Series of Delaware Group Premium Fund, Inc; Montgomery Variable Series: Growth Fund of The Montgomery Funds III; Equity Portfolio of OCC Accumulation Trust; Strong Schafer Value Fund II of Strong Variable Insurance Funds, Inc. and Emerging Markets Portfolio of Warburg Pincus Trust. All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc., Salomon Brothers Variable Series Funds Inc. and Delaware Group Premium Fund, Inc. which are incorporated under Maryland law; Strong Variable Insurance Funds, Inc. which is a Wisconsin corporation and The Montgomery Funds III which is a Delaware business trust. Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account TM II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Separate Account TM II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account TM II. Separate Account TM II is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $517,845,116 and $389,499,288, respectively, for the period ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $131,327,651 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $8,124,067. Gross unrealized depreciation for all investments at December 31, 1998 was $265,758.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by Travelers Life. For contracts with a standard death benefit provision, these charges are equivalent to 1.55% of the average net assets of Separate Account TM II on an annual basis. For contracts with an enhanced death benefit provision, these charges are equivalent to 1.70% of the average net assets of Separate Account TM II on an annual basis.

Administrative fees are paid for administrative expenses incurred by Travelers Life. This charge is equivalent to 0.15% of the average net assets of Separate Account TM II on an annual basis.

For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 (prorated for partial periods) is deducted from participant account balances and paid to Travelers Life to cover contract administrative charges.

4.  NET CONTRACT OWNERS' EQUITY

                                                                                  DECEMBER 31, 1998
                                                                   --------------------------------------------
                                                                   ACCUMULATION         UNIT               NET
                                                                      UNITS            VALUE             ASSETS
                                                                      -----            -----             ------
Delaware Group Premium Fund, Inc.
     REIT Series
          Standard Death Benefit ..............................      1,203,931    $     0.958    $ 1,153,491
          Enhanced Death Benefit ..............................        737,088          0.957        705,757
     Small Cap Value Series
          Standard Death Benefit ..............................        997,680          1.005      1,002,951
          Enhanced Death Benefit ..............................        945,867          1.005        950,264

Dreyfus Variable Investment Fund
     Capital Appreciation Portfolio
          Standard Death Benefit ..............................      3,607,198          1.080      3,894,165
          Enhanced Death Benefit ..............................      2,235,635          1.079      2,411,970
     Small Cap Portfolio
     Standard Death Benefit ...................................     11,692,226          0.992     11,602,619
          Enhanced Death Benefit ..............................      1,337,518          0.992      1,326,424

OCC Accumulation Trust
     Equity Portfolio
          Standard Death Benefit ..............................      2,145,584          1.013      2,172,492
          Enhanced Death Benefit ..............................      3,539,272          1.012      3,581,371

Salomon Brothers Variable Series Funds Inc
     Salomon Brothers Variable Investors Fund
          Standard Death Benefit ..............................      2,216,940          1.036      2,297,846
          Enhanced Death Benefit ..............................      1,268,600          1.036      1,314,059

Strong Variable Insurance Funds, Inc
     Strong Schafer Value Fund II
          Standard Death Benefit ..............................      1,223,602          1.035      1,266,918
          Enhanced Death Benefit ..............................      1,493,135          1.035      1,545,008

Templeton Variable Products Series Fund
     Franklin Small Cap Investments Fund (Class 2 shares)
          Standard Death Benefit ..............................      1,140,671          1.072      1,222,415
          Enhanced Death Benefit ..............................      1,065,535          1.071      1,141,163
     Templeton Developing Markets Fund (Class 2 shares)
          Standard Death Benefit ..............................        553,203          1.018        563,367
          Enhanced Death Benefit ..............................        495,430          1.018        504,218
     Templeton International Fund (Class 2 shares)
          Standard Death Benefit ..............................      3,208,623          0.934      2,995,252
          Enhanced Death Benefit ..............................      2,007,980          0.933      1,873,274


4.  NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                  DECEMBER 31, 1998
                                                                   --------------------------------------------
                                                                   ACCUMULATION         UNIT               NET
                                                                      UNITS            VALUE             ASSETS
                                                                      -----            -----             ------

The Montgomery Funds III
     Montgomery Variable Series: Growth Fund
          Standard Death Benefit ..............................        707,170    $     1.034    $   731,562
          Enhanced Death Benefit ..............................        711,899          1.034        736,008

The Travelers Series Trust
     Jurika & Voyles Core Equity Portfolio
          Standard Death Benefit ..............................        688,244          1.120        770,827
          Enhanced Death Benefit ..............................        211,666          1.119        236,939
     Large Cap Portfolio
          Standard Death Benefit ..............................      2,626,893          1.124      2,951,954
          Enhanced Death Benefit ..............................      2,924,400          1.123      3,284,141
     Lazard International Stock Portfolio
          Standard Death Benefit ..............................      5,353,658          0.923      4,940,941
          Enhanced Death Benefit ..............................      4,798,972          0.922      4,426,008
     MFS Research Portfolio
          Standard Death Benefit ..............................      1,147,635          1.036      1,189,468
          Enhanced Death Benefit ..............................      1,181,631          1.036      1,223,916
     NWQ Large Cap Portfolio
          Standard Death Benefit ..............................      2,138,258          0.985      2,106,668
          Enhanced Death Benefit ..............................      1,602,093          0.985      1,577,402
     Strategic Stock Portfolio
          Standard Death Benefit ..............................      1,617,601          0.998      1,613,956
          Enhanced Death Benefit ..............................      1,341,879          0.997      1,337,993
     Disciplined Mid Cap Stock Portfolio
          Standard Death Benefit ..............................      1,803,332          1.102      1,987,371
          Enhanced Death Benefit ..............................      1,019,641          1.101      1,122,984
     Disciplined Small Cap Stock Portfolio
          Standard Death Benefit ..............................        573,554          0.994        570,354
          Enhanced Death Benefit ..............................        411,984          0.994        409,425
     US Government Securities Portfolio
          Standard Death Benefit ..............................      2,467,008          1.046      2,580,359
          Enhanced Death Benefit ..............................      1,161,742          1.045      1,214,345

4.  NET CONTRACT OWNERS' EQUITY (CONTINUED)

                                                                                  DECEMBER 31, 1998
                                                                   --------------------------------------------
                                                                   ACCUMULATION         UNIT               NET
                                                                      UNITS            VALUE             ASSETS
                                                                      -----            -----             ------

Travelers Series Fund Inc
     AIM Capital Appreciation Portfolio
          Standard Death Benefit ..............................       2,829,493    $      1.074    $  3,037,479
          Enhanced Death Benefit ..............................       2,034,539           1.073       2,182,695
     Smith Barney Money Market Portfolio
          Standard Death Benefit ..............................      16,945,764           1.013      17,170,292
          Enhanced Death Benefit ..............................       5,361,023           1.013       5,428,571
     Smith Barney High Income Portfolio
          Standard Death Benefit ..............................       4,153,841           0.949       3,943,597
          Enhanced Death Benefit ..............................       2,336,688           0.949       2,216,995
     Smith Barney Large Capitalization Growth Portfolio
          Standard Death Benefit ..............................       5,546,493           1.165       6,459,447
          Enhanced Death Benefit ..............................       4,295,306           1.164       4,999,136
     TBC Managed Income Portfolio
          Standard Death Benefit ..............................       9,136,205           0.997       9,112,331
          Enhanced Death Benefit ..............................       8,972,968           0.997       8,943,510

Warburg Pincus Trust
     Emerging Markets Portfolio
          Standard Death Benefit ..............................         617,918           0.843         520,716
          Enhanced Death Benefit ..............................         436,823           0.842         367,872
                                                                   ------------    ------------    ------------

Net Contract Owners' Equity ...................................                                    $142,920,286
                                                                                                   ============

5.  STATEMENT OF INVESTMENTS


INVESTMENT OPTIONS                                                                   NO. OF         MARKET
                                                                                      SHARES         VALUE
                                                                                    -----------    -----------
DELAWARE GROUP PREMIUM FUND, INC. (2.7%)
     REIT Series (Cost $1,799,541) .............................................        202,722    $ 1,844,767
     Small Cap Value Series (Cost $1,774,604) ..................................        117,730      1,936,665
                                                                                    -----------    -----------
          Total (Cost $3,574,145) ..............................................        320,452      3,781,432
                                                                                    -----------    -----------

DREYFUS VARIABLE INVESTMENT FUND (12.0%)
     Capital Appreciation Portfolio (Cost $5,750,986) ..........................        174,618      6,305,464
     Small Cap Portfolio (Cost $9,690,613) .....................................        191,852     10,342,745
                                                                                    -----------    -----------
          Total (Cost $15,441,599) .............................................        366,470     16,648,209
                                                                                    -----------    -----------

OCC ACCUMULATION TRUST (4.1%)
     Equity Portfolio
          Total (Cost $5,325,426) ..............................................        146,974      5,687,883
                                                                                    -----------    -----------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (2.6%)
     Salomon Brothers Variable Investors Fund
          Total (Cost $3,218,097) ..............................................        326,421      3,593,895
                                                                                    -----------    -----------

STRONG VARIABLE INSURANCE FUNDS, INC. (2.0%)
     Strong Schafer Value Fund II
          Total (Cost $2,478,598) ..............................................        277,860      2,800,825
                                                                                    -----------    -----------

TEMPLETON VARIABLE PRODUCTS SERIES FUND (5.2%)
     Franklin Small Cap Investments Fund (Class 2 shares) (Cost $2,036,513) ....        253,979      2,344,230
     Templeton Developing Markets Fund (Class 2 shares) (Cost $919,295) ........        206,286      1,056,184
     Templeton International Fund (Class 2 shares) (Cost $3,901,752) ...........        189,590      3,907,440
                                                                                    -----------    -----------
          Total (Cost $6,857,560) ..............................................        649,855      7,307,854
                                                                                    -----------    -----------

THE MONTGOMERY FUNDS III (1.0%)
     Montgomery Variable Series: Growth Fund
          Total (Cost $1,320,776) ..............................................         93,497      1,438,923
                                                                                    -----------    -----------

5.  STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                            NO. OF         MARKET
                                                                                            SHARES         VALUE
                                                                                         ------------    ------------
     THE TRAVELERS SERIES TRUST (23.6%)
          Jurika & Voyles Core Equity Portfolio (Cost $942,858) .....................          97,796    $  1,004,362
          Large Cap Portfolio (Cost $5,625,886) .....................................         353,727       6,165,458
          Lazard International Stock Portfolio (Cost $8,646,963) ....................         714,112       9,197,757
          MFS Research Portfolio (Cost $2,193,525) ..................................         227,203       2,399,262
          NWQ Large Cap Portfolio (Cost $3,477,744) .................................         383,536       3,628,254
          Strategic Stock Portfolio (Cost $2,855,996) ...............................         308,395       2,917,419
          Disciplined Mid Cap Stock Portfolio (Cost $2,566,017) .....................         216,273       3,101,352
          Disciplined Small Cap Stock Portfolio (Cost $871,294) .....................         110,178         977,281
          U.S. Government Securities Portfolio (Cost $3,745,670) ....................         294,908       3,479,912
                                                                                         ------------    ------------
               Total (Cost $30,925,953) .............................................       2,706,128      32,871,057
                                                                                         ------------    ------------

     TRAVELERS SERIES FUND INC. (46.2%)
          AIM Capital Appreciation Portfolio (Cost $4,470,540) ......................         359,458       5,204,953
          Smith Barney Money Market Portfolio (Cost $23,489,202) ....................      23,489,202      23,489,202
          Smith Barney High Income Portfolio (Cost $6,044,784) ......................         484,728       6,136,658
          Smith Barney Large Capitalization Growth Portfolio (Cost $9,473,445) ......         932,367      11,421,492
          TBC Managed Income Portfolio (Cost $17,846,696) ...........................       1,522,428      17,918,976
                                                                                         ------------    ------------
               Total (Cost $61,324,667) .............................................      26,788,183      64,171,281
                                                                                         ------------    ------------

     WARBURG PINCUS TRUST (0.6%)
          Emerging Markets Portfolio
               Total (Cost $860,830) ................................................         108,010         884,601
                                                                                         ------------    ------------
TOTAL INVESTMENT OPTIONS (100%)
     (COST $131,327,651) ............................................................                    $139,185,960
                                                                                                         ============

                       This page intentionally left blank.

6. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD JULY 28, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998




                                                                                         CAPITAL
                                                                       SMALL CAP VALUE APPRECIATION     SMALL CAP       EQUITY
                                                          REIT SERIES      SERIES       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                          -----------    -----------    -----------    -----------    -----------
INVESTMENT INCOME:
Dividends .............................................   $      --      $      --      $    31,135    $    22,086    $       141
                                                          -----------    -----------    -----------    -----------    -----------

EXPENSES:
Insurance charges .....................................         5,805          5,666         15,924         26,033         17,910
Administrative fees ...................................           543            526          1,489          2,486          1,639
                                                          -----------    -----------    -----------    -----------    -----------
          Net investment income (loss) ................        (6,348)        (6,192)        13,722         (6,433)       (19,408)
                                                          -----------    -----------    -----------    -----------    -----------

REALIZED GAIN (LOSS) AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
     Proceeds from investments sold ...................        60,795          9,960          4,502     65,049,438         38,591
     Cost of investments sold .........................        66,035         10,879          5,215     64,044,683         39,809
                                                          -----------    -----------    -----------    -----------    -----------

          Net realized gain (loss) ....................        (5,240)          (919)          (713)     1,004,755         (1,218)
                                                          -----------    -----------    -----------    -----------    -----------

Unrealized gain (loss) on investments:
     End of period ....................................        45,226        162,061        554,478        652,132        362,457
                                                          -----------    -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
     resulting from operations ........................        33,638        154,950        567,487      1,650,454        341,831
                                                          -----------    -----------    -----------    -----------    -----------




UNIT TRANSACTIONS:
Participant purchase payments .........................     1,758,923      1,728,349      5,218,728      6,560,739      5,309,323
Participant transfers from other Travelers accounts ...       177,277         81,035        611,630     70,235,969        169,853
Administrative charges ................................            (1)            (2)            (5)            (2)            (7)
Contract surrenders ...................................        (1,342)        (3,183)       (12,507)        (2,787)        (8,105)
Participant transfers to other Travelers accounts .....      (109,247)        (7,934)       (79,198)   (65,515,330)       (59,032)
                                                          -----------    -----------    -----------    -----------    -----------

     Net increase (decrease) in net assets
          resulting from unit transactions ............     1,825,610      1,798,265      5,738,648     11,278,589      5,412,032
                                                          -----------    -----------    -----------    -----------    -----------

     Net increase (decrease) in net assets ............     1,859,248      1,953,215      6,306,135     12,929,043      5,753,863




NET ASSETS:
     Beginning of period ..............................          --             --             --             --             --
                                                          -----------    -----------    -----------    -----------    -----------

     End of period ....................................   $ 1,859,248    $ 1,953,215    $ 6,306,135    $12,929,043    $ 5,753,863
                                                          ===========    ===========    ===========    ===========    ===========

   SALOMON                       FRANKLIN SMALL      TEMPLETON       TEMPLETON
   BROTHERS                       CAP INVESTMENTS     DEVELOPING    INTERNATIONAL      MONTGOMERY    JURIKA & VOYLES
  VARIABLE       STRONG SCHAFER       FUND          MARKETS FUND        FUND        VARIABLE SERIES    CORE EQUITY      LARGE CAP
INVESTORS FUND    VALUE FUND II  (CLASS 2 SHARES) (CLASS 2 SHARES) (CLASS 2 SHARES)   GROWTH FUND       PORTFOLIO        PORTFOLIO
--------------    -------------  ---------------- ---------------- ----------------   -----------       ---------        ---------

$     14,689     $      5,236     $       --       $       --       $       --       $     11,682     $      3,755    $    248,560
------------     ------------     ------------     ------------     ------------     ------------     ------------    ------------


      10,710            7,183            6,925            3,477           34,570            4,520            1,792          17,198
       1,004              661              642              322            3,308              419              171           1,580
------------     ------------     ------------     ------------     ------------     ------------     ------------    ------------
       2,975           (2,608)          (7,567)          (3,799)         (37,878)           6,743            1,792         229,782
------------     ------------     ------------     ------------     ------------     ------------     ------------    ------------




      29,912            1,613            4,559            6,047      130,671,255          106,308            7,218         431,443
      31,605            3,604            4,990            6,221      128,688,215          108,866            6,636         428,235
------------     ------------     ------------     ------------     ------------     ------------     ------------    ------------

      (1,693)          (1,991)            (431)            (174)       1,983,040           (2,558)             582           3,208
------------     ------------     ------------     ------------     ------------     ------------     ------------    ------------

     375,798          322,227          307,717          136,889            5,688          118,147           61,504         539,572
------------     ------------     ------------     ------------     ------------     ------------     ------------    ------------

     377,080          317,628          299,719          132,916        1,950,850          122,332           63,878         772,562
------------     ------------     ------------     ------------     ------------     ------------     ------------    ------------




   3,201,318        2,410,619        2,022,259          951,263        6,937,682        1,416,121          922,174       5,796,995
      46,390          113,291           71,937           22,826      130,490,663           56,717           22,602         310,157
          (3)              (4)              (3)              (1)              (3)              (1)            --                (7)
      (8,768)          (4,893)          (3,076)            (982)          (3,759)            (641)            (216)         (6,169)
      (4,112)         (24,715)         (27,258)         (38,437)    (134,506,907)        (126,958)            (672)       (637,443)
------------     ------------     ------------     ------------     ------------     ------------     ------------    ------------

   3,234,825        2,494,298        2,063,859          934,669        2,917,676        1,345,238          943,888       5,463,533
------------     ------------     ------------     ------------     ------------     ------------     ------------    ------------

   3,611,905        2,811,926        2,363,578        1,067,585        4,868,526        1,467,570        1,007,766       6,236,095





        --               --               --               --               --               --               --              --
------------     ------------     ------------     ------------     ------------     ------------     ------------    ------------

$  3,611,905     $  2,811,926     $  2,363,578     $  1,067,585     $  4,868,526     $  1,467,570     $  1,007,766    $  6,236,095
============     ============     ============     ============     ============     ============     ============    ============

6. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD JULY 28, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)



                                                            LAZARD                                                  DISCIPLINED MID
                                                         INTERNATIONAL  MFS RESEARCH   NWQ LARGE GAP STRATEGIC STOCK   CAP STOCK
                                                        STOCK PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                          -----------    -----------    -----------    -----------    -----------

INVESTMENT INCOME:
Dividends .............................................   $    96,305    $     3,749    $    17,758    $    35,650    $      --
                                                          -----------    -----------    -----------    -----------    -----------

EXPENSES:
Insurance charges .....................................        28,729          5,549         10,691          7,330          9,257
Administrative fees ...................................         2,661            512            994            667            874
                                                          -----------    -----------    -----------    -----------    -----------
     Net investment income (loss) .....................        64,915         (2,312)         6,073         27,653        (10,131)
                                                          -----------    -----------    -----------    -----------    -----------

REALIZED GAIN (LOSS) AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
     Proceeds from investments sold ...................         1,861         18,491         19,611         31,527            923
     Cost of investments sold .........................         2,166         20,730         22,655         33,002            982
                                                          -----------    -----------    -----------    -----------    -----------

          Net realized gain (loss) ....................          (305)        (2,239)        (3,044)        (1,475)           (59)
                                                          -----------    -----------    -----------    -----------    -----------

Unrealized gain (loss) on investments:
     End of period ....................................       550,794        205,737        150,510         61,423        535,335
                                                          -----------    -----------    -----------    -----------    -----------

Net increase (decrease) in net assets
     resulting from operations ........................       615,404        201,186        153,539         87,601        525,145
                                                          -----------    -----------    -----------    -----------    -----------




UNIT TRANSACTIONS:
Participant purchase payments .........................     8,588,169      2,112,816      3,309,500      2,840,287      2,532,048
Participant transfers from other Travelers accounts ...       266,376        104,137        251,563         31,239         66,917
Administrative charges ................................            (9)            (3)            (5)            (1)            (1)
Contract surrenders ...................................        (9,807)        (1,062)        (2,334)        (4,975)        (2,320)
Participant transfers to other Travelers accounts .....       (93,184)        (3,690)       (28,193)        (2,202)       (11,434)
                                                          -----------    -----------    -----------    -----------    -----------

     Net increase (decrease) in net assets
          resulting from unit transactions ............     8,751,545      2,212,198      3,530,531      2,864,348      2,585,210
                                                          -----------    -----------    -----------    -----------    -----------

          Net increase (decrease) in net assets .......     9,366,949      2,413,384      3,684,070      2,951,949      3,110,355




NET ASSETS:
     Beginning of period ..............................          --             --             --             --             --
                                                          -----------    -----------    -----------    -----------    -----------

     End of period ....................................   $ 9,366,949    $ 2,413,384    $ 3,684,070    $ 2,951,949    $ 3,110,355
                                                          ===========    ===========    ===========    ===========    ===========

                                                                               SMITH BARNEY
DISCIPLINED                                                                       LARGE
   SMALL       U.S. GOVERNMENT  AIM CAPITAL     SOUTH BARNEY    SMITH BARNEY  CAPITALIZATION    TBC MANAGED      EMERGING
 CAP STOCK       SECURITIES     APPRECIATION    MONEY MARKET     HIGH INCOME     GROWTH           INCOME          MARKETS
 PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$      2,865    $    304,227    $       --      $    168,574    $       --      $      6,620    $       --      $      7,022
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
       2,976          11,092          15,049          57,267          16,386          30,492          51,542           3,092
         278           1,045           1,406           5,395           1,543           2,847           4,773             291
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
        (389)        292,090         (16,455)        105,912         (17,929)        (26,719)        (56,315)          3,639
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------



      10,562         525,645             469     192,204,726              34          14,383         246,880           2,535
      11,042         506,725             616     192,204,726              34          18,601         247,944           3,252
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
        (480)         18,920            (147)           --              --            (4,218)         (1,064)           (717)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     105,987        (265,758)        734,413            --            91,874       1,948,047          72,280          23,771
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     105,118          45,252         717,811         105,912          73,945       1,917,110          14,901          26,693
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------




     829,815       3,942,622       4,467,894      25,653,678       5,712,582       9,214,211      18,002,816         839,500
      59,430         266,108          97,130     200,480,348         403,017         404,667         541,359          29,103
          (3)             (4)             (6)             (6)            (10)             (8)            (16)           --
      (3,748)           (990)        (13,941)       (535,572)         (8,595)        (11,370)        (18,673)           (689)
     (10,833)       (458,284)        (48,714)   (203,105,497)        (20,347)        (66,027)       (484,546)         (6,019)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     874,661       3,749,452       4,502,363      22,492,951       6,086,647       9,541,473      18,040,940         861,895
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     979,779       3,794,704       5,220,174      22,598,863       6,160,592      11,458,583      18,055,841         888,588





        --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

$    979,779    $  3,794,704    $  5,220,174    $ 22,598,863    $  6,160,592    $ 11,458,583    $ 18,055,841    $    888,588
============    ============    ============    ============    ============    ============    ============    ============

6. SCHEDULE OF SEPARATE ACCOUNT TM II OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD JULY 28, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)



                                                                  COMBINED
                                                               -------------
INVESTMENT INCOME:
Dividends ..................................................   $     980,054
                                                               -------------

EXPENSES:
Insurance charges ..........................................         407,165
Administrative fees ........................................          38,076
                                                               -------------
     Net investment income (loss) ..........................         534,813
                                                               -------------

REALIZED GAIN (LOSS) AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
     Proceeds from investments sold ........................     389,499,288
     Cost of investments sold ..............................     386,517,468
                                                               -------------

          Net realized gain (loss) .........................       2,981,820
                                                               -------------

Unrealized gain (loss) on investments:
     End of period .........................................       7,858,309
                                                               -------------

Net increase (decrease) in net assets
     resulting from operations .............................      11,374,942
                                                               -------------




UNIT TRANSACTIONS:
Participant purchase payments ..............................     132,280,431
Participant transfers from other Travelers accounts ........     405,411,741
Administrative charges .....................................            (111)
Contract surrenders ........................................        (670,504)
Participant transfers to other Travelers accounts ..........    (405,476,213)
                                                               -------------

     Net increase (decrease) in net assets
          resulting from unit transactions .................     131,545,344
                                                               -------------

          Net increase (decrease) in net assets ............     142,920,286




NET ASSETS:
     Beginning of period ...................................            --
                                                               -------------

     End of period .........................................   $ 142,920,286
                                                               =============

7. SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II FOR THE PERIOD JULY 28, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998

                                                                                                                        SALOMON
                                                                                                                        BROTHERS
                                                                   SMALL CAP    CAPITAL                                 VARIABLE
                                                                    VALUE     APPRECIATION   SMALL CAP     EQUITY      INVESTORS
                                                     REIT SERIES    SERIES     PORTFOLIO     PORTFOLIO    PORTFOLIO       FUND
                                                     -----------  -----------  -----------  -----------  -----------  -----------

Accumulation units beginning of period ...........          --           --           --           --           --           --
Accumulation units purchased and
     transferred from other Travelers accounts ...     2,065,636    1,955,424    5,939,726   87,276,047    5,754,525    3,498,905
Accumulation units redeemed and
     transferred to other Travelers accounts .....      (124,617)     (11,877)     (96,893) (74,246,303)     (69,669)     (13,365)
                                                     -----------  -----------  -----------  -----------  -----------  -----------
Accumulation units end of period .................     1,941,019    1,943,547    5,842,833   13,029,744    5,684,856    3,485,540
                                                     ===========  ===========  ===========  ===========  ===========  ===========







                                                              FRANKLIN SMALL  TEMPLETON
                                                                   CAP        DEVELOPING     TEMPLETON                   JURIKA &
                                                    STRONG      INVESTMENTS     MARKETS     INTERNATIONAL  MONTGOMERY     VOYLES
                                                    SCHAFER        FUND          FUND           FUND        VARIABLE       CORE
                                                     VALUE        (CLASS 2     (CLASS 2      (CLASS 2        SERIES:      EQUITY
                                                    FUND II        SHARES)      SHARES)        SHARES)     GROWTH FUND   PORTFOLIO
                                                  -----------    -----------   -----------   -----------   -----------  -----------

Accumulation units beginning of period ...........       --             --            --            --            --           --
Accumulation units purchased and
     transferred from other Travelers accounts ...  2,747,065      2,237,675     1,090,845   154,867,917     1,551,266      900,768
Accumulation units redeemed and
     transferred to other Travelers accounts .....    (30,328)       (31,469)      (42,212) (149,651,314)     (132,197)        (858)
                                                  -----------    -----------   -----------   -----------   -----------  -----------
Accumulation units end of period .................  2,716,737      2,206,206     1,048,633     5,216,603     1,419,069      899,910
                                                  ===========    ===========   ===========   ===========   ===========  ===========



                                                                                                                      DISCIPLINED
                                                                    LAZARD                                                MID
                                                                INTERNATIONAL    MFS         NWQ LARGE  STRATEGIC         CAP
                                                     LARGE CAP     STOCK       RESEARCH         CAP       STOCK          STOCK
                                                     PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO   PORTFOLIO     PORTFOLIO
                                                     ----------   ----------   ----------   ----------   ----------   ----------
Accumulation units beginning of period ...........         --           --           --           --           --           --
Accumulation units purchased and
     transferred from other Travelers accounts ...    6,200,679   10,278,820    2,334,409    3,774,475    2,967,034    2,837,584
Accumulation units redeemed and
     transferred to other Travelers accounts .....     (649,386)    (126,190)      (5,143)     (34,124)      (7,554)     (14,611)
                                                     ----------   ----------   ----------   ----------   ----------   ----------
Accumulation units end of period .................    5,551,293   10,152,630    2,329,266    3,740,351    2,959,480    2,822,973
                                                     ==========   ==========   ==========   ==========   ==========   ==========

7.  SCHEDULE OF ACCUMULATION UNITS FOR SEPARATE ACCOUNT TM II
FOR THE PERIOD JULY 28, 1998 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1998 (CONTINUED)


                                                                                                                          SMITH
                                                                                             SMITH         SMITH          BARNEY
                                                                    U.S.       AIM           BARNEY        BARNEY         LARGE
                                                   DISCIPLINED   GOVERNMENT   CAPITAL         MONEY        HIGH      CAPITALIZATION
                                                    SMALL CAP    SECURITIES  APPRECIATION     MARKET       INCOME          GROWTH
                                                    PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                   -----------  -----------  -----------   -----------   -----------   -----------
Accumulation units beginning of period............         --           --           --            --            --             --
Accumulation units purchased and
     transferred from other Travelers accounts ...   1,000,905    4,067,680    4,929,597   223,926,422     6,521,883     9,916,038
Accumulation units redeemed and
     transferred to other Travelers accounts .....     (15,367)    (438,930)     (65,565) (201,619,635)     (31,354)      (74,239)
                                                   -----------  -----------  -----------   -----------   -----------   -----------
Accumulation units end of period .................     985,538    3,628,750    4,864,032    22,306,787     6,490,529     9,841,799
                                                   ===========  ===========  ===========   ===========   ===========   ===========


                                                     TBC MANAGED      EMERGING
                                                        INCOME         MARKETS
                                                       PORTFOLIO      PORTFOLIO        COMBINED
                                                     ------------    ------------    ------------
Accumulation units beginning of period ...........           --              --              --
Accumulation units purchased and
     transferred from other Travelers accounts ...     18,614,756       1,063,745     568,319,826
Accumulation units redeemed and
     transferred to other Travelers accounts .....       (505,583)         (9,004)   (428,047,787)
                                                     ------------    ------------    ------------
Accumulation units end of period .................     18,109,173       1,054,741     140,272,039
                                                     ============    ============    ============

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Annuity Contracts of The Travelers Separate Account TM II for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account TM II for Variable Annuities as of December 31, 1998, and the related statement of operations and changes in net assets for the period July 28, 1998 (date operations commenced) to December 31, 1998. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account TM II for Variable Annuities as of December 31, 1998, the results of its operations and the changes in its net assets for the period July 28, 1998 (date operations commenced) to December 31, 1998, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut












This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Separate Account TM II for Variable Annuities or Separate Account TM II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account TM II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.













SepTM II (Annual) (12-98) Printed in U.S.A.